Collateralized Transactions - Collateral Pledged (Details) - USD ($) $ in Thousands	Nov. 30, 2019	Nov. 30, 2018
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities Lending Arrangements	$ 1,525,140	$ 1,838,688
Repurchase Agreements	18,756,917	17,193,486
Obligation to return securities received as collateral	9,500	0
Total	20,291,557	19,032,174
Corporate equity securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities Lending Arrangements	1,314,395	1,505,218
Repurchase Agreements	129,558	487,124
Obligation to return securities received as collateral	0	0
Total	1,443,953	1,992,342
Corporate debt securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities Lending Arrangements	191,311	333,221
Repurchase Agreements	1,730,526	1,853,309
Obligation to return securities received as collateral	0	0
Total	1,921,837	2,186,530
Mortgage-backed and asset-backed securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities Lending Arrangements	0	249
Repurchase Agreements	1,745,145	2,820,543
Obligation to return securities received as collateral	0	0
Total	1,745,145	2,820,792
U.S. government and federal agency securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities Lending Arrangements	19,434	0
Repurchase Agreements	10,863,997	8,181,947
Obligation to return securities received as collateral	9,500	0
Total	10,892,931	8,181,947
Municipal securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities Lending Arrangements	0	0
Repurchase Agreements	498,202	604,274
Obligation to return securities received as collateral	0	0
Total	498,202	604,274
Sovereign securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities Lending Arrangements	0	0
Repurchase Agreements	3,016,563	2,945,521
Obligation to return securities received as collateral	0	0
Total	3,016,563	2,945,521
Loans and other receivables
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities Lending Arrangements	0	0
Repurchase Agreements	772,926	300,768
Obligation to return securities received as collateral	0	0
Total	$ 772,926	$ 300,768